Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UHBL and other proceedings in relation to USL transaction (Details)
₨ / shares in Units, £ in Millions, $ in Millions, ₨ in Billions
							2 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 shares	Feb. 25, 2016 GBP (£)	Feb. 25, 2016 USD ($)	Jul. 04, 2013 GBP (£) ₨ / shares shares	Nov. 09, 2012 Petition	Aug. 31, 2019	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jul. 04, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Total consideration | £	£ 613							£ 69	£ 613	£ 69	£ 21
Proportion of ownership interest in subsidiary									100.00%
USL Benefit Trust
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary									2.38%
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending wnding-up petitions | Petition						5
25 February agreement | Dr Mallya
Disclosure of contingent liabilities [line items]
Payment relating to disengagement agreements			£ 53	$ 75
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired					14.98%							14.98%
Proportion of ownership interest in subsidiary	55.94%						54.78%	55.94%	55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary										2.38%
Ownership interest in associate	2.38%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired					6.98%							6.98%
Acquisition price per share (in INR per share) | ₨ / shares					₨ 1,440
United Spirits Limited | SPA
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired					21,767,749
Total consideration					₨ 349							₨ 31.3
United Spirits Limited | SPA | UBHL
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired		50,707,185			10,141,437